Pensions and other post-employment benefits - Impact asset ceiling (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 992
Interest expense	(26)		€ 9
Net defined benefit liability (asset) at end of period	4,332	€ 992
Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,195)	(1,030)
Interest expense	(22)	(27)
Change in asset ceiling, excluding amounts included in interest expense	1,181	(233)
Translation differences	(56)	95
Net defined benefit liability (asset) at end of period	(92)	(1,195)	(1,030)
Reduction in net defined benefit liability (asset)	(1,369)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,404
Net defined benefit liability (asset) at end of period	6,095	3,404
United States Pension benefits | Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,125)	(975)
Interest expense	(22)	(27)
Change in asset ceiling, excluding amounts included in interest expense	1,198	(216)
Translation differences	(51)	93
Net defined benefit liability (asset) at end of period		(1,125)	(975)
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,580)
Net defined benefit liability (asset) at end of period	(1,256)	(1,580)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(832)
Net defined benefit liability (asset) at end of period	(507)	(832)
Other pensions | Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(70)	(55)
Change in asset ceiling, excluding amounts included in interest expense	(17)	(17)
Translation differences	(5)	2
Net defined benefit liability (asset) at end of period	€ (92)	€ (70)	€ (55)